UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    AEGON USA Investment Management, LLC
Address: 4333 Edgewood Rd. N.E.
         MS 5110
         Cedar Rapids, IA  52499-5110

13F File Number: 028-13378

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephanie M. Phelps
Title:     Chief Financial Officer
Phone:     319-355-8647

Signature, Place, and Date of Signing:

     /s/ Stephanie M. Phelps     Cedar Rapids, IA     November 9, 2009


Report Type (Check only one.):

[ X ]         13F HOLDINGS REPORT.

[   ]         13F NOTICE.

[   ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $547023 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.


NONE


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

						FORM 13F INFORMATION TABLE
					  AEGON USA INVESTMENT MANAGEMENT, LLC
						  AS OF September 30, 2009


	COLUMN 1	        COLUMN 2     COLUMN 3  COLUMN 4	  COLUMN 5	   COLUMN 6   COLUMN 7        COLUMN 8

						        VALUE     SHRS OR   SH/ PUT/ INVETMNT OTHER	  VOTING AUTHORITY
  NAME OF ISSUER	   TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT   PRN CALL DISCRTN  MGRS   SOLE    SHARED     NONE
CALPINE CORP                COM             131347304      1559   135305    SH          SOLE N/A     135305
DELTA AIRLINES INC DEL      COM             247361702       877    97916    SH          SOLE N/A      97916
NEWTEK BUSINESS SVCS INC    COM             652526104        13    22000    SH          SOLE N/A      22000
PRIMUS GUARANTY LTD         SHS             G72457107     23838  5582585    SH          SOLE N/A    5582585
RADIAN GROUP INC            COM             750236101       394    37270    SH          SOLE N/A      37270
STAR GAS PARTNERS LP        UNIT LTD PARTNR 85512C105      2024   557499    SH          SOLE N/A     557499
UNISYS CORP                 COM             909214108      8901  3333670    SH          SOLE N/A    3333670
VANGUARD BD INDEX FD INC    TOTAL BND MRKT  921937835    162403  2042800    SH          SOLE N/A    2042800
VANGUARD BD INDEX FD INC    INTERMED TERM   921937819      2393    29701    SH          SOLE N/A      29701
VANGUARD BD INDEX FD INC    LONG TERM BOND  921937793       884    11067    SH          SOLE N/A      11067
VANGUARD BD INDEX FD INC    SHORT TRM BOND  921937827      2927    36566    SH          SOLE N/A      36566
VANGUARD INDEX FDS          STK MRK ETF     922908769     92639  1728670    SH          SOLE N/A    1728670
VANGUARD INDEX FDS          VALUE ETF       922908744     49956  1084119    SH          SOLE N/A    1084119
VANGUARD INDEX FDS          GROWTH ETF      922908736     50487  1024500    SH          SOLE N/A    1024500
VANGUARD INDEX FDS          LARGE CP ETF    922908637     31645   658315    SH          SOLE N/A     658315
VANGUARD INDEX FDS          SMALL CAP ETF   922908751     15475   278570    SH          SOLE N/A     278570
VANGUARD INTL EQUITY IND FD EMR MKT ETF     922042858     24735   641968    SH          SOLE N/A     641968
VANGUARD INTL EQUITY IND FD EURPEAN ETF     922042874     32382   652987    SH          SOLE N/A     652987
VANGUARD INTL EQUITY IND FD PACIFIC ETF     922042866     13517   258647    SH          SOLE N/A     258647
VANGUARD TAX-MANAGED FD     EUROPE PAC ETF  921943858     29974   873880    SH          SOLE N/A     873880